Net (Loss) Income Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
NET (LOSS) INCOME PER SHARE

20. NET (LOSS) INCOME PER SHARE

The following table sets forth the computation of basic and diluted (loss) income per share:

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Numerator:
Net (loss) income attributable to Aptorum Group Limited	$(9,799,560)	$(25,048,389)	$6,311,340
Denominator:
Weighted average shares outstanding
– Basic	3,569,484	3,503,396	3,113,588
– Diluted	3,569,484	3,503,396	3,153,447

Net (loss) income per share attributable to Aptorum Group Limited
– Basic	$(2.75)	$(7.15)	$2.03
– Diluted	$(2.75)	$(7.15)	$2.00

Basic net (loss) income per share is computed by dividing net (loss) income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net (loss) income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential dilutive securities are excluded from the calculation of diluted loss per share in loss periods as their effect would be anti-dilutive.